Form N-1A Supplement	Sep. 30, 2024
First Trust Multi-Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

First Trust Multi-Strategy Fund

Class A Shares – FTMAX

Class C Shares – FTMCX

Class I Shares – FTMIX

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated July 21, 2025, to the

Prospectus and Statement of Additional Information (“SAI”),

each dated January 31, 2025.

At a meeting held on July 15-16, 2025, the Board of Trustees of the Trust approved the appointment of Sardis Group, LLC (“Sardis”) as a sub-advisor to the First Trust Multi-Strategy Fund (the “Fund”). First Trust Capital Management L.P., the Fund’s advisor, has delegated the management of a portion of Fund assets to Sardis. Palmer Square Capital Management, LLC and Vest Financial, LLC will continue to serve as sub-advisors to the Fund. Accordingly, effective immediately, the Prospectus and SAI are updated as follows:

The first paragraph under the heading entitled “Summary Section – Principal Investment Strategies” in the Prospectus is deleted in its entirety and replaced with the following:

First Trust Capital Management L.P. (“FTCM” or the “Advisor”), the Fund’s advisor, seeks to achieve the Fund’s investment objectives by delegating the management of a portion of Fund assets to a group of experienced investment managers that utilize a variety of investment strategies and styles (the “Sub-Advisors”). The Advisor also manages a portion of the Fund’s assets directly. When appropriate, the terms “Advisor” or “Advisors” refer to FTCM and the Sub-Advisors, which are Palmer Square Capital Management, LLC (“Palmer Square”), Vest Financial, LLC (“Vest”), and Sardis Group, LLC (“Sardis”). FTCM retains overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio and is responsible for selecting and determining the percentage of Fund assets to allocate to itself and each Sub-Advisor. Each Advisor has complete discretion to invest its portion of the Fund’s assets as it deems appropriate, based on its particular philosophy, style, strategies and views. While each Sub-Advisor is subject to the oversight of the Advisor, the Advisor does not attempt to manage the day-to-day investments of the Sub-Advisors. At certain times, the Advisor may not allocate assets to all of the Sub-Advisors and therefore, certain investment strategies may not be employed.

The following paragraphs are added under the heading entitled “Summary Section – Principal Investment Strategies” of the Prospectus:

Structured Credit Products. Under normal market circumstances, Sardis, one of the Fund’s sub-advisors, primarily invests the portion of the Fund it manages in structured credit products and related fixed income securities and loans. These instruments include agency and non-agency residential mortgage-backed securities (“RMBS”), agency and non-agency commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), collateralized loan obligations (“CLOs”), and securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities. Mortgage-related securities are backed by or provide exposure to mortgages, including private (i.e., non-agency) and government mortgage-backed (i.e., agency) securities. Agency loans have balances that fall within the limits set by the Federal Housing Finance Agency (“FHFA”), are underwritten to standards set by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae and Freddie Mac. Non-agency loans have balances that may or may not fall within the limits set by FHFA and do not qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae or Freddie Mac. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property. ABS are securities backed by non-mortgage assets. A CLO is a type of asset-backed debt security typically collateralized predominantly by pools of domestic and foreign senior secured corporate loans, including loans that may be rated below investment grade. RMBS, CMBS, ABS, and CLOs are issued using a variety of structures that vary in risk and yield.

The Fund may invest in instruments of any maturity and credit quality, including high-yield securities, commonly referred to as “junk bonds”, that are rated below investment grade by at least one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (or if unrated, are determined by Sardis to be of comparable credit quality). Sardis anticipates the average portfolio duration of the portion of the Fund it manages under normal market conditions will range between two to five years, as calculated by Sardis. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in various types of derivative instruments, including options, futures, forwards and swaps to attempt to mitigate against interest rate risk. From time to time, Sardis may tactically utilize the following securities or instruments for hedging purposes, to attempt to enhance the portfolio’s return, or to mitigate against certain risks, principally credit and interest rate risk: U.S. Treasury securities; corporate bonds; shares of investment companies, including exchange-traded funds (“ETFs”) that invest in fixed income securities; interest rate, total return, and credit default swaps; interest rate and bond futures; and credit spread and interest rate options.

Sardis may sell a security short in anticipation of a decline in the market value of the security. Selling a security short is when the Fund sells a security it does not own. To sell a security short, the Fund must borrow the security from someone else to deliver to the buyer. The Fund then replaces the security it borrowed by purchasing it at the market price at or before the time of replacement. Until it replaces the security, the Fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a profit if the security declines in price between those dates.

In selecting investments, Sardis will consider, among other things, maturity, yield and ratings information and opportunities for price appreciation and interest income. Sardis combines a top-down view of risk positioning with a bottom-up approach that analyzes the underlying value of an asset across a variety of macroeconomic and instrument-specific scenarios to determine the ultimate likelihood of repayment of principal and interest to its holder over time.

The following disclosures are added under the heading entitled “Summary Section – Principal Risks of Investing” of the Prospectus:

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

U.S. Government Securities Risk. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, when it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Investments in Other Investment Companies Risk. The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses.

Collateral Prepayment Risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates.

U.S. Treasury Futures Contracts Hedge Risk. Sardis, when it deems appropriate, may seek to hedge against interest rate risk by short selling U.S. Treasury futures contracts. To the extent the Fund holds such short positions, should market conditions cause U.S. Treasury prices to rise, the Fund’s portfolio could experience a loss. The hedging strategy depends on market conditions and the judgment of Sardis, and there is no guarantee that the hedging strategy will be successful in mitigating interest rate risk or preventing losses to the Fund’s portfolio.

Please retain this Supplement with your records.